COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($) ha	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Depreciation and amortization expense	$ 11,502	$ 8,476
Area of land | ha	1,563
Acquired the mining rights	$ 185,884
Derivative unrealized gain loss	59,004
Reclassified finance costs revenues	42,158
Related party payables	20,268		$ 1,088,540
Accounts payable	$ 497,853		721,789
Atlas Litiodo Brasil Ltda [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable			83,493
Atlas Lthium Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties			$ 1,005,049